Advance to suppliers, net (Tables)	12 Months Ended
Sep. 30, 2024
Advance To Suppliers Net
Schedule of advance to suppliers

Advance to suppliers, net consisted of the following:

	As of September 30,
	2023	2024

Advance payment for parts and accessories, net	$5,614	$5,439
Advance payment for cars	5,891	1,074
Others	48	-
Total	$11,553	$6,513